Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	For the three months ended March 31, 2014		For the three months ended March 31, 2013
	(Successor)		(Predecessor)

Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign

Net periodic cost (benefit):
Service cost	$-	$208	$1,078	$174
Interest cost on the projected benefit obligation	1,728	755	1,565	768
Expected return on plan assets	(2,433)	(898)	(2,005)	(1,283)
Amortization of prior service cost	-	-	23	-
Amortization of net loss	-	-	505	135
Net periodic (benefit) cost	$(705)	$65	$1,166	$(206)
	For the three months ended March 31, 2014		For the three months ended March 31, 2013
	(Successor)		(Predecessor)

Postretirement Benefits:	Domestic	Foreign	Domestic	Foreign

Net periodic cost (benefit):
Service cost	$14	$7	$18	$11
Interest cost on the projected benefit obligation	83	8	73	10
Amortization of prior service cost	-	-	(35)	7
Net periodic cost	$97	$15	$56	$28

	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)

Pension & SERP Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net periodic benefit expense:
Service cost	$698	$130	$3,595	$560	$3,647	$678	$2,982	$654
Interest cost on the projected benefit obligation	1,178	495	5,216	2,453	6,096	3,096	5,806	3,262
Expected return on plan assets	(1,576)	(714)	(6,632)	(4,088)	(7,330)	(4,478)	(7,104)	(4,314)
Amortization of prior service cost	-	-	77	-	93	-	54	-
Amortization of net loss	-	-	1,654	433	601	508	(54)	90
Plan curtailments	(3,028)	(2)	-	-	-	68	-	-
Net periodic (benefit) cost	$(2,728)	$(91)	$3,910	$(642)	$3,107	$(128)	$1,684	$(308)

Schedule of Assumptions Used [Table Text Block]
	Pension and SERP Benefits
	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.2%	4.2%	4.4%	4.2%
Rate of compensation increase	4.0%	3.3%	4.0%	3.4%
Postretirement Medical Benefits
	December 31, 2013		December 31, 2012
	(Successor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to measure benefit obligations at measurement date:
Discount rate	5.1%	12.4%	4.7%	10.8%
Rate of compensation increase	**	**	**	**

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013
	(Successor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial gain (loss)	$5,655	$(1,851)	$(71)	$46	$3,779
Amortization of actuarial (loss) gain	-	(228)	-	-	(228)
Translation adjustment	-	(40)	-	(1)	(41)
Total recognized in other comprehensive income (loss) (pre tax)	$5,655	$(2,119)	$(71)	$45	$3,510
	For the ten months ended October 31, 2013
	(Predecessor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial (loss) gain	$(22,877)	$(5,307)	$(171)	$(96)	$(28,451)
Amortization of prior service cost	(77)	-	118	(23)	18
Amortization of actuarial (loss) gain	(1,654)	(433)	-	-	(2,087)
Translation adjustment	-	(360)	-	(19)	(379)
Total recognized in other comprehensive (loss) income (pre tax)	$(24,608)	$(6,100)	$(53)	$(138)	$(30,899)
	For the year ended December 31, 2012
	(Predecessor)

	Pension		Postretirement Medical Benefits
	Domestic	Foreign	Domestic	Foreign	Total

Current year actuarial (loss) gain	$(14,830)	$(1,792)	$(780)	$-	$(17,402)
Amortization of prior service cost	93	-	(139)	(364)	(410)
Amortization of actuarial (loss) gain	601	576	-	-	1,177
Translation adjustment	-	(701)	-	-	(701)
Total recognized in other comprehensive (loss) income (pre tax)	$(14,136)	$(1,917)	$(919)	$(364)	$(17,336)

Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Projected Benefit Obligation:
Beginning of period balance	$-	$-	$144,354	$74,996	$121,459	$67,609	$103,749	$63,323
Acquisitions	142,038	72,860	-	-	-	-	-	-
Service cost	698	130	3,595	560	3,647	678	2,982	654
Interest cost	1,179	495	5,216	2,453	6,096	3,096	5,806	3,262
Plan curtailment	(3,028)	226	-	-	-	-	-	-
Actuarial (gain)/ loss due to assumption change	(2,845)	(999)	(7,124)	1,570	15,436	3,871	9,440	4,196
Actuarial (gain)/ loss due to plan experience	10	(183)	(647)	(3,170)	1,492	530	2,582	(129)
Benefits and expenses paid	(694)	(869)	(3,356)	(2,686)	(3,776)	(3,570)	(3,544)	(3,124)
Amendments	-	-	-	-	-	-	444	-
Settlement	-	(558)	-	-	-	(347)	-	-
Translation adjustment	-	1,994	-	(863)	-	3,129	-	(573)
End of period balance	$137,358	$73,096	$142,038	$72,860	$144,354	$74,996	$121,459	$67,609
	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Fair Value of Plan Assets:
Beginning of period balance	$-	$-	$102,640	$79,639	$90,988	$68,094	$85,909	$65,209
Acquisitions	123,272	86,781	-	-	-	-	-	-
Actual return on plan assets, net of expenses	4,397	(2,317)	21,738	7,368	9,428	6,668	2,623	709
Employer contributions	-	2,478	2,250	2,729	6,000	5,086	6,000	5,260
Benefits paid	(694)	(869)	(3,356)	(2,259)	(3,776)	(3,152)	(3,544)	(2,688)
Settlement	-	(558)	-	-	-	(347)	-	-
Translation adjustment	-	2,623	-	(696)		3,290	-	(396)

End of period balance	$126,975	$88,138	$123,272	$86,781	$102,640	$79,639	$90,988	$68,094

Funded status of plan	$(10,383)	$15,042	$(18,766)	$13,921	$(41,714)	$4,643	$(30,471)	$485

Schedule of Changes in Accumulated Postemployment Benefit Obligations [Table Text Block]
	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Accumulated Benefit Obligation:
Beginning of period balance	$-	$-	$6,814	$364	$6,028	$-	$7,168	$-
Acquisitions	6,671	311	-	-	-	-	-	-
Service cost	11	5	60	35	65	-	99	-
Interest cost	54	6	243	31	305	-	398	-
Employee contributions	35	-	181	-	271	-	-	-
Actuarial loss/(gain) due to assumption change	79	(35)	(56)	(88)	625	-	(458)	-
Actuarial loss/(gain) due to plan experience	(8)	(11)	(115)	(7)	155	-	(2)	-
Other	-	-	-	-	-	364	-	-
Benefits and expenses paid	(90)	-	(456)	(2)	(635)	-	(435)	-
Translation adjustment	-	(23)	-	-	-	-	-	-
Amendments	-	-	-	(22)	-	-	(742)	-
End of period balance	$6,752	$253	$6,671	$311	$6,814	$364	$6,028	$-

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Change in Fair Value of Plan Assets:
Beginning of period balance	$-	$-	$-	$-	$-	$-	$-	$-
Employer contributions	55	-	275	2	364	-	435	-
Employee contributions	35	-	181	-	271	-	-	-
Benefits paid	(90)	-	(456)	(2)	(635)	-	(435)	-

End of period balance	$-	$-	$-	$-	$-	$-	$-	$-

Funded status of plan	$(6,752)	$(253)	$(6,671)	$(311)	$(6,814)	$(364)	$(6,028)	$-

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Prepaid pension assets
Foreign pension	$19,107	$9,261
Total long term assets	19,107	9,261

Other current liabilities
Domestic pension	-	3,000
Total current liabilities	-	3,000

Retirement benefits, less current portion
Domestic pension & SERP	10,383	38,714
Foreign pensions	4,022	4,618
Domestic postretirement medical benefits	6,752	6,814
Foreign postretirement medical benefits	253	364
Total non-current liabilities	$21,410	$50,510

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net actuarial gain (loss)	$5,655	$(2,119)	$10,473	$10,824	$(35,004)	$(16,924)	$(20,775)	$(15,007)
Prior service credits (costs)	-	-	586	-	(663)	-	(756)	-
	$5,655	$(2,119)	$11,059	$10,824	$(35,667)	$(16,924)	$(21,531)	$(15,007)
	Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net actuarial (loss) gain	$(71)	$45	$124	$(93)	$295	$-	$485	$-
Prior service (costs) credits	-	-	(485)	319	(602)	364	742	-
	$(71)	$45	$(361)	$226	$(307)	$364	$1,227	$-

Schedule of Allocation of Plan Assets [Table Text Block]
		Fair Value Measurements Using
	December 31, 2013	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(Successor)
Asset Category
Domestic equities	$19,124	$19,124	$-	$-
Pooled funds holding global equity securities	10,945	-	10,945	-
Pooled funds holding global fixed income securities	71,166	-	71,166	-
Mutual funds holding U.S. Treasury Securities	11,762	11,762	-	-
Mutual funds holding domestic securities	4,399	4,399	-	-
Limited partnership interests(b)	82,355	-	82,355	-
Designated benefit fund(c)	1,464	-	1,464	-
Cash and cash equivalents	13,898	13,898	-	-
Total	$215,113	$49,183	$165,930	$-
		Fair Value Measurements Using
	December 31, 2012	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(Predecessor)
Asset Category
Domestic equities	$17,523	$17,523	$-	$-
Pooled funds holding global equity securities	42,361	-	42,361	-
Pooled funds holding global fixed income securities	24,285	-	24,285	-
Pooled funds holding property in the United Kingdom(a)	5,376	-	-	5,376
Mutual funds holding U.S. Treasury Securities	11,774	11,774	-	-
Mutual funds holding domestic securities	3,005	3,005	-	-
Limited partnership interests(b)	62,356	-	62,356	-
Designated benefit fund(c)	1,815	-	1,815	-
Cash and cash equivalents	13,784	13,784	-	-
Total	$182,279	$46,086	$130,817	$5,376

Schedule of Expected Benefit Payments [Table Text Block]
Year End	Domestic	Foreign	Postretirement Benefits	Total
2014	$4,514	$3,254	$398	$8,166
2015	5,671	3,338	408	9,417
2016	5,188	3,448	408	9,044
2017	5,442	3,473	421	9,336
2018	5,796	3,537	430	9,763
Thereafter	39,154	18,859	2,028	60,041
Total	$65,765	$35,909	$4,093	$105,767

Fair Value, Inputs, Level 3 [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013	For the ten months ended October 31, 2013	For the year ended December 31, 2012
	(Successor)	(Predecessor)	(Predecessor)

Beginning balance	$-	$5,376	$5,298
Acquisitions	5,424	-	-
Unrealized gains relating to instruments still held in the reporting period	115	293	342
Purchases	-	-	-
Sales	(5,539)	(245)	(264)
Ending balance	-	$5,424	$5,376

Other Postretirement Benefit Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Net Benefit Costs [Table Text Block]
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)

Postretirement Benefits:	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign

Net periodic benefit expense:
Service cost	$11	$5	$60	$35	$65	$-	$99	$-
Interest cost on the projected benefit obligation	54	6	243	31	305	-	398	-
Amortization of prior service cost	-	-	(117)	24	(140)	-	-	-
Net periodic cost (benefit)	$65	$11	$186	$90	$230	$-	$497	$-

Schedule of Assumptions Used [Table Text Block]
Postretirement Medical Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.0%	11.7%	4.4%	10.8%	5.2%	10.8%	5.7%	N/A
Rate of compensation increase	**	**	**	**	**	**	**	**
Long-term rate of return on assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Pension Plan [Member]
Note 7 - Pension, Post-Retirement and Post-Employment Plans (Tables) [Line Items]
Schedule of Assumptions Used [Table Text Block]
	Pension and SERP Benefits
	For the period from inception (April 23, 2013) through December 31, 2013		For the ten months ended October 31, 2013		For the year ended December 31, 2012		For the year ended December 31, 2011
	(Successor)		(Predecessor)		(Predecessor)		(Predecessor)
	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign	Domestic	Foreign
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.1%	4.1%	4.4%	4.2%	5.2%	4.6%	5.7%	5.1%
Rate of compensation increase	4.0%	3.3%	4.0%	3.4%	4.0%	3.4%	4.0%	3.4%
Long-term rate of return on assets	7.8%	4.9%	7.8%	6.5%	7.8%	6.5%	8.0%	7.4%